Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

17. Commitments and Contingencies

From time to time, the Company may be subject to legal proceedings and claims in the ordinary course of its business. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such legal proceedings or claims that it believes will have, individually or in the aggregate, a material effect on the Company, its financial condition, results of operations, or cash flows.